Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35454
Entity Registrant Name	Vipshop Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	128 Dingxin Road
Entity Address, Address Line Two	Haizhu District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510220
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001529192
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte Touche Tohmatsu
Auditor Firm ID	1104
Auditor Location	Hong Kong
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Vipshop Holdings Limited
Entity Address, Address Line Two	128 Dingxin Road
Entity Address, Address Line Three	Haizhu District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510220
Entity Address, Country	CN
Contact Personnel Name	Mark Wang
Country Region	+86
City Area Code	20
Local Phone Number	2233-0025
American depositary shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	VIPS
Security Exchange Name	NYSE
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	80,208,937
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	15,560,358